INCOME TAXES - Schedule of Detailed Information about Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Non-capital losses	$ 211,812	$ 174,610
Investments and loans and borrowings	77,904	19,187
Inventories	42,042	32,003
Reclamation and closure cost provisions	27,208	17,624
Derivatives	21,934	31,355
Accrued liabilities	9,547	14,528
Mining tax	9,129	6,025
Other	12,718	4,979
Total deferred income tax assets	412,294	300,311
Mineral properties, plant and equipment	(1,537,640)	(870,539)
Mining tax	(242,392)	(190,547)
Loans and borrowings	(23,670)	(23,539)
Inventories	(10,141)	(12,107)
Other	(10,302)	(1,212)
Total deferred income tax liabilities	(1,824,145)	(1,097,944)
Net deferred income tax liability	(1,411,851)	(797,633)
Deferred income tax assets	0	2,339
Deferred income tax liabilities	$ (1,411,851)	$ (799,972)